Merger - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 06, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Business Combinations [Line Items]
Goodwill		$ 27,095		$ 27,095
Merger related costs		$ 391	$ 236
TCNB Financial Corp [Member]
Business Combinations [Line Items]
Cash paid for acquisition	$ 17,226
Acquisition value per share	$ 23.50
Total assets of TCNB prior to the merger	$ 97,479
Assets, loan	76,771
Assets, Deposit	86,708
Goodwill	5,375
Cash and short-term investments acquired	18,152
Loans acquired	76,444
Loans acquired with credit deterioration	831
Deposits acquired	$ 86,900
Minimum [Member]
Business Combinations [Line Items]
Core deposit intangibles and other intangibles, amortization period	5 years
Maximum [Member]
Business Combinations [Line Items]
Core deposit intangibles and other intangibles, amortization period	10 years